Loss Per Share (Details) - Schedule of loss per share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Schedule of loss per share [Abstract]
Weighted average of number of Ordinary Shares used in the calculation of basic and diluted loss per share (in thousands)	42,947	3,513	1,836
Net loss used in calculation (thousands USD)	$ 48,494	$ 8,353	$ 15,488

[1]	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 11.A.